GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Geograhic Area [Line Items]
Number of operating segments	1
Revenues	$ 9,277	$ 12,367	$ 3,549
Long-lived assets	$ 6,028	$ 2,730
Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	99.00%	98.00%	93.00%
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 1,644	$ 1,513
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues	9,245	12,155	$ 3,289
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues	32	212	$ 260
Long-lived assets	$ 4,384	$ 1,217